UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
5/31/13 (Unaudited)

COMMON STOCKS (97.3%)(a)
			Shares	Value

Capital markets (17.3%)

Ashmore Group PLC (United Kingdom)			24,974	$149,480

BGP Holdings PLC (Malta)(F)			82,319	107

Blackstone Group LP (The)			7,200	157,608

Charles Schwab Corp. (The)			19,900	395,214

Goldman Sachs Group, Inc. (The)			2,700	437,616

Greenhill & Co., Inc.			1,400	69,734

Invesco, Ltd.			5,200	175,448

KKR & Co. LP			13,300	259,084

Morgan Stanley			18,800	486,920

Partners Group Holding AG (Switzerland)			626	159,062

State Street Corp.			5,500	363,990

UBS AG (Switzerland)			22,436	390,229

				3,044,492
Commercial banks (24.4%)

Australia & New Zealand Banking Group, Ltd. (Australia)			12,309	321,037

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			28,381	266,082

Bangkok Bank PCL NVDR (Thailand)			18,400	124,637

Bank Mandiri (Persero) Tbk PT (Indonesia)			153,000	151,818

Barclays PLC (United Kingdom)			80,477	385,074

BNP Paribas SA (France)			6,043	352,239

Credicorp, Ltd. (Peru)			1,100	151,382

Erste Group Bank AG (Czech Republic)			4,299	136,403

Fifth Third Bancorp			7,700	140,140

Grupo Financiero Banorte SAB de CV (Mexico)			27,300	174,526

Hana Financial Group, Inc. (South Korea)			5,910	197,593

HSBC Holdings, PLC (United Kingdom)			15,859	173,719

Kasikornbank PCL NVDR (Thailand)			16,100	103,067

Sberbank of Russia ADR (Russia)			8,510	102,576

Societe Generale SA (France)			6,575	260,659

SpareBank 1 SR-Bank ASA (Norway)			9,598	84,985

Standard Chartered PLC (United Kingdom)			9,888	227,376

Sumitomo Mitsui Financial Group, Inc. (Japan)			10,000	391,430

Toronto-Dominion Bank (Canada)			2,649	214,603

UMB Financial Corp.			1,800	95,562

UniCredit SpA (Italy)			44,235	250,109

				4,305,017
Consumer finance (1.2%)

Credit Saison Co., Ltd. (Japan)			5,800	135,754

Samsung Card Co., Ltd. (South Korea)			2,250	74,429

				210,183
Diversified financial services (18.7%)

Bank of America Corp.			40,100	547,766

BM&F Bovespa SA (Brazil)			19,700	127,758

Citigroup, Inc.			14,870	773,091

CME Group, Inc.			5,900	400,787

ING Groep NV GDR (Netherlands)(NON)			35,472	331,641

JPMorgan Chase & Co.			15,647	854,170

ORIX Corp. (Japan)			15,800	207,710

Singapore Exchange, Ltd. (Singapore)			9,000	52,555

				3,295,478
Household durables (3.2%)

Beazer Homes USA, Inc.(NON)			3,620	74,934

Nexity (France)			4,695	167,870

Persimmon PLC (United Kingdom)			17,586	324,418

				567,222
Insurance (21.9%)

Admiral Group PLC (United Kingdom)			5,633	114,131

AIA Group, Ltd. (Hong Kong)			81,600	360,105

Allianz SE (Germany)			2,233	345,099

Allstate Corp. (The)			3,100	149,544

American International Group, Inc.(NON)			6,500	288,990

Assured Guaranty, Ltd.			4,100	92,742

China Pacific Insurance (Group) Co., Ltd. (China)			10,200	34,160

Genworth Financial, Inc. Class A(NON)			8,500	91,885

Hartford Financial Services Group, Inc. (The)			11,500	352,245

Intact Financial Corp. (Canada)			4,700	278,124

Lincoln National Corp.			2,600	92,716

Marsh & McLennan Cos., Inc.			5,000	200,100

MetLife, Inc.			8,300	366,944

MS&AD Insurance Group Holdings (Japan)			6,900	170,223

Old Mutual PLC (United Kingdom)			57,106	175,762

Ping An Insurance (Group) Co. of China, Ltd. (China)			4,500	32,984

Porto Seguro SA (Brazil)			8,700	107,968

Prudential PLC (United Kingdom)			21,018	354,230

SCOR SE (France)			4,714	138,317

Tokio Marine Holdings, Inc. (Japan)			4,000	116,067

				3,862,336
IT Services (0.7%)

Visa, Inc. Class A			700	124,698

				124,698
Professional services (0.5%)

Verisk Analytics, Inc. Class A(NON)			1,400	82,348

				82,348
Real estate investment trusts (REITs) (3.4%)

American Campus Communities, Inc.(R)			4,100	167,403

American Tower Corp. Class A(R)			2,700	210,168

Prologis, Inc.(R)			5,708	230,032

				607,603
Real estate management and development (4.2%)

CBRE Group, Inc. Class A(NON)			4,600	106,628

Hongkong Land Holdings, Ltd. (Hong Kong)			16,000	111,017

Mitsubishi Estate Co., Ltd. (Japan)			9,000	220,997

Mitsui Fudosan Co., Ltd. (Japan)			5,000	137,420

Sun Hung Kai Properties, Ltd. (Hong Kong)			12,000	157,409

				733,471
Software (1.8%)

Fidessa Group PLC (United Kingdom)			5,850	171,076

SS&C Technologies Holdings, Inc.(NON)			4,875	154,196

				325,272

Total common stocks (cost $14,173,236)				$17,158,120

WARRANTS (0.5%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Jammu & Kashmire Bank, Ltd. 144A (India)	2/13/14	0	3,347	$72,480

JPMorgan Chase & Co.(W)	10/28/18	$0.967	1,309	20,944

Total warrants (cost $94,402)				$93,424

SHORT-TERM INVESTMENTS (3.2%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.01%(AFF)			570,745	$570,745

Total short-term investments (cost $570,745)				$570,745

TOTAL INVESTMENTS

Total investments (cost $14,838,383)(b)				$17,822,289

FORWARD CURRENCY CONTRACTS at 5/31/13 (aggregate face value $6,906,525) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Japanese Yen	Buy	8/22/13	$93,299	$96,390	$(3,091)
Barclays Bank PLC
	Australian Dollar	Buy	7/17/13	50,472	54,634	(4,162)
	British Pound	Sell	6/19/13	227,278	224,527	(2,751)
	Canadian Dollar	Buy	7/17/13	116,301	118,364	(2,063)
	Euro	Buy	6/19/13	159,752	159,836	(84)
	Hong Kong Dollar	Buy	8/22/13	34,459	34,471	(12)
	Japanese Yen	Buy	8/22/13	32,802	32,587	215
	Singapore Dollar	Buy	8/22/13	206,504	211,748	(5,244)
	Swedish Krona	Buy	6/19/13	113,573	116,444	(2,871)
	Swiss Franc	Sell	6/19/13	76,561	77,584	1,023
Citibank, N.A.
	Australian Dollar	Buy	7/17/13	215,725	231,644	(15,919)
	British Pound	Buy	6/19/13	45,881	46,777	(896)
	British Pound	Sell	6/19/13	45,881	45,322	(559)
	Canadian Dollar	Buy	7/17/13	94,429	96,099	(1,670)
	Danish Krone	Buy	6/19/13	41,221	41,301	(80)
	Euro	Sell	6/19/13	298,705	300,292	1,587
	Japanese Yen	Sell	8/22/13	180,952	186,913	5,961
	Singapore Dollar	Buy	8/22/13	45,415	46,585	(1,170)
	Swedish Krona	Buy	6/19/13	25,733	26,632	(899)
	Swedish Krona	Sell	6/19/13	25,733	26,504	771
Credit Suisse International
	Australian Dollar	Buy	7/17/13	98,178	106,277	(8,099)
	British Pound	Sell	6/19/13	298,682	295,057	(3,625)
	Canadian Dollar	Buy	7/17/13	128,924	131,551	(2,627)
	Euro	Buy	6/19/13	14,688	14,695	(7)
	Japanese Yen	Buy	8/22/13	130,323	130,919	(596)
	Norwegian Krone	Buy	6/19/13	76,159	77,169	(1,010)
	Swedish Krona	Buy	6/19/13	38,532	38,787	(255)
	Swiss Franc	Sell	6/19/13	18,931	19,185	254
Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	121,745	131,784	(10,039)
	Euro	Buy	6/19/13	311,444	311,631	(187)
	Swedish Krona	Buy	6/19/13	52,915	54,151	(1,236)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/13	22,135	23,945	(1,810)
	Canadian Dollar	Buy	7/17/13	29,388	29,911	(523)
	Euro	Sell	6/19/13	472,756	472,924	168
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/13	189,486	205,074	(15,588)
	British Pound	Buy	6/19/13	52,262	52,223	39
	Canadian Dollar	Buy	7/17/13	260,064	264,668	(4,604)
	Euro	Sell	6/19/13	93,979	94,029	50
	Japanese Yen	Buy	8/22/13	30,552	31,560	(1,008)
	Norwegian Krone	Sell	6/19/13	18,870	19,119	249
	Swedish Krona	Buy	6/19/13	109,830	112,405	(2,575)
	Swiss Franc	Buy	6/19/13	117,874	119,449	(1,575)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/17/13	106,860	115,452	(8,592)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/13	233,090	252,264	(19,174)
	Canadian Dollar	Buy	7/17/13	223,738	227,669	(3,931)
	Israeli Shekel	Buy	7/17/13	15,654	15,826	(172)
	Swedish Krona	Buy	6/19/13	28,586	29,251	(665)
UBS AG
	Australian Dollar	Buy	7/17/13	35,207	38,112	(2,905)
	British Pound	Buy	6/19/13	320,257	318,917	1,340
	British Pound	Sell	6/19/13	320,257	316,309	(3,948)
	Canadian Dollar	Sell	7/17/13	16,091	16,376	285
	Euro	Buy	6/19/13	182,759	183,054	(295)
	Norwegian Krone	Sell	6/19/13	87,842	88,321	479
	Swiss Franc	Buy	6/19/13	26,252	26,599	(347)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/13	87,874	95,119	(7,245)
	British Pound	Buy	6/19/13	51,502	50,872	630
	British Pound	Sell	6/19/13	51,502	52,507	1,005
	Canadian Dollar	Sell	7/17/13	7,034	7,160	126
	Euro	Buy	6/19/13	161,312	161,550	(238)

Total						$(130,165)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipt

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $17,630,730.
(b)	The aggregate identified cost on a tax basis is $14,924,836, resulting in gross unrealized appreciation and depreciation of $3,084,835 and $187,382, respectively, or net unrealized appreciation of $2,897,453.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$143,021	$3,906,013	$4,049,034	$237	$—
	Putnam Short Term Investment Fund *	—	3,039,390	2,468,645	92	570,475
	Totals	$143,021	$6,945,403	$6,517,679	$329	$570,475
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
	At the close of the reporting period, the fund maintained liquid assets totaling $107,491 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	47.9
	United Kingdom	11.6
	Japan	7.7
	France	5.2
	Hong Kong	3.5
	Switzerland	3.1
	Canada	2.8
	Germany	1.9
	Netherlands	1.9
	Australia	1.8
	South Korea	1.5
	Spain	1.5
	Italy	1.4
	Brazil	1.3
	Thailand	1.3
	Mexico	1
	Indonesia	0.9
	Peru	0.8
	Czech Republic	0.8
	Russia	0.6
	Norway	0.5
	Other	1.0

	Total	100.0%
⌂	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $130,165 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$74,934	$492,288	$—
Financials	8,560,888	7,497,585	107
Industrials	82,348	—	—
Information technology	278,894	171,076	—
Total common stocks	8,997,064	8,160,949	107
Warrants	20,944	72,480	—
Short-term investments	570,745	—	—

Totals by level	$9,588,753	$8,233,429	$107

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(130,165)	$—

Totals by level	$—	$(130,165)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$14,182	$144,347
Equity contracts	93,424	—

Total	$107,606	$144,347

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$5,900,000
Warrants (number of warrants)	4,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013